SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	3 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) Contract	Nov. 30, 2018 USD ($) Contract	Feb. 28, 2018 USD ($)	Nov. 30, 2017 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents | $	$ 36,078	$ 21,019	$ 6,814	$ 11,737
Number of labor contract to unrelated third party | Contract	1	1
Percentage of revenues from one customer	100.00%	100.00%